REVENUES - Geographic Information (Details) $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of geographical areas [line items]
Revenues	[1]	$ 3,666	$ 2,503	$ 1,886
One Customer
Disclosure of geographical areas [line items]
Revenues		1,287	1,449
Brazil
Disclosure of geographical areas [line items]
Revenues		1,359	1,483	1,314
United Kingdom
Disclosure of geographical areas [line items]
Revenues		746	635	572
United States
Disclosure of geographical areas [line items]
Revenues		41	12	0
France
Disclosure of geographical areas [line items]
Revenues		307	70	0
Switzerland
Disclosure of geographical areas [line items]
Revenues		311	71	0
Singapore
Disclosure of geographical areas [line items]
Revenues		318	54	0
China
Disclosure of geographical areas [line items]
Revenues		124	51	0
Denmark
Disclosure of geographical areas [line items]
Revenues		179	40	0
Hong Kong
Disclosure of geographical areas [line items]
Revenues		88	17	0
Germany
Disclosure of geographical areas [line items]
Revenues		46	12	0
Other
Disclosure of geographical areas [line items]
Revenues		$ 147	$ 58	$ 0
Customer Concentration Risk
Disclosure of geographical areas [line items]
Concentration risk, number of customers | customer		1

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.